Consolidated balance sheets R$ in Thousands, $ in Millions	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Current assets
Cash and cash equivalents	R$ 2,899,060	R$ 1,829,097
Current investments	3,308,583	1,103,299
Accounts receivable	41,757,204	36,248,589
Receivables from related parties	4,307	0
Inventories	33,537	13,281
Tax receivable	563,305	410,801
Other receivables	162,832	162,011
Total current assets	48,728,828	39,767,078
Non-current assets
Accounts receivable	1,143,779	745,546
Non-current receivables from third parties	27,974	0
Judicial deposits	50,992	44,855
Other receivables	35,584	18,509
Deferred income tax and social contribution	98,856	99,411
Investment	0	1,651
Property and equipment	2,451,011	2,493,499
Intangible assets	2,571,069	2,158,773
Total non-current assets	6,379,265	5,562,244
Total assets	55,108,093	45,329,322
Current Liabilities
Payables to third parties	21,348,527	17,988,139
Deposits	11,365,373	10,100,599
Borrowings	189,427	0
Derivative Financial Instruments	40,945	22,289
Trade payables	513,920	449,102
Payables to related parties	135,478	593,906
Salaries and social security charges	345,248	292,778
Taxes and contributions	240,671	89,779
Provision for contingencies	91,490	46,233
Deferred revenue	128,461	126,042
Other liabilities	32,379	31,484
Total current liabilities	34,431,919	29,740,351
Non-current liabilities
Payables to third parties	185,861	84,759
Deposits	4,823,067	1,894,689
Payables to related parties	341,326	0
Deferred income tax and social contribution	1,832,087	1,564,228
Provision for contingencies	5,729	14,370
Deferred revenue	17,724	17,486
Other liabilities	229,695	171,313
Total non-current liabilities	7,435,489	3,746,845
Total liabilities	41,867,408	33,487,196
Equity
Share capital	26	26
Treasury shares	(760,317)	(475,354)
Capital reserve	6,132,745	6,102,573
Retained earnings	7,891,076	6,237,392
Equity valuation adjustments	(22,372)	(22,372)
Other comprehensive income	(473)	(139)
Total equity	13,240,685	11,842,126
Total liabilities and equity	R$ 55,108,093	R$ 45,329,322